Schedule of details of associates (Details) - Alps Global Holding Berhad [Member]		12 Months Ended
	Feb. 06, 2024	Mar. 31, 2024	Mar. 31, 2023
Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation		Malaysia
Proportion of ownership interest in associate		30.00%	30.00%
Principal activities		Manufacture of medicaments
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation		Malaysia
Proportion of ownership interest in associate		29.00%	29.00%
Principal activities		Marketing of health and beauty product and services
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation		South Africa
Proportion of ownership interest in associate	40.50%	40.50%
Principal activities		Investment in biotech, biohacking and pharmaceutical businesses